Non-cash items (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Non-cash Items
Depreciation	$ (54)	$ (68)	$ (135)	$ (124)
(Loss) gain on derivative warrant liabilities	(145)	2,771	63	3,007
Change in fair value of convertible debentures		(236)		(904)
Share based payments	(533)		(1,513)
Accretion on asset retirement obligation	(54)	(35)	(88)	(69)
Foreign exchange		13
Forgiveness of interest				34
Total Non-cash items	$ (786)	$ 2,445	$ (1,673)	$ 1,944